Schedule of valuation techniques used and key inputs to valuation of leasehold land and buildings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Leasehold land and buildings per square foot	$ 15,823,299	$ 16,532,686
SINGAPORE
IfrsStatementLineItems [Line Items]
Valuation techniques	Market comparison approach
Significant unobservable inputs	Price per square foot
SINGAPORE | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Leasehold land and buildings per square foot		113
SINGAPORE | Top of range [member]
IfrsStatementLineItems [Line Items]
Leasehold land and buildings per square foot		$ 396